Financial Risk Management - Liquidity Risk (Details) - Liquidity risk - ZAR (R) R in Millions	Jun. 30, 2020	Jun. 30, 2019
Current
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables (excluding non-financial liabilities)	R 969	R 930
Derivative financial liabilities	4,238	280
Financial liabilities	5,863	1,693
Due between 0 to six months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	257	242
Due between six to 12 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	399	241
Expiring after one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Other non-current liabilities	101	2
Derivative financial liabilities	962	194
Financial liabilities	9,378	6,398
Due between one to two years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	779	4,578
Due between two to four years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	R 7,536	R 1,624